Condensed Consolidated Balance Sheets (Parenthetical) - € / shares	Sep. 30, 2017	Dec. 31, 2016
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	54,152,200	54,530,843
Ordinary shares, shares outstanding	54,152,200	54,530,843